UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $2,630,029 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       CALL             00846U901    82056  2600000 SH  CALL SOLE                  2600000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101   262168  8307000 SH       SOLE                  8307000        0        0
ALERIS INTL INC                COM              014477103   164399  3585600 SH       SOLE                  3585600        0        0
AMERIPRISE FINL INC            COM              03076C106   119353  2671900 SH       SOLE                  2671900        0        0
BANKRATE INC                   COM              06646V108    32096   850000 SH       SOLE                   850000        0        0
BEARINGPOINT INC               COM              074002106    70414  8412700 SH       SOLE                  8412700        0        0
BUNGE LIMITED                  COM              G16962105     8793   175000 SH       SOLE                   175000        0        0
CENDANT CORP                   COM              151313103    58819  3610800 SH       SOLE                  3610800        0        0
CENDANT CORP                   CALL             151313903    35431  2175000 SH  CALL SOLE                  2175000        0        0
CNH GLOBAL N V                 SHS NEW          N20935206     2392   100000 SH       SOLE                   100000        0        0
FIRST DATA CORP                COM              319963104   188310  4180967 SH       SOLE                  4180967        0        0
FIRST DATA CORP                CALL             319963904   228488  5073000 SH  CALL SOLE                  5073000        0        0
GOODMAN GLOBAL INC             COM              38239A100     1518   100000 SH       SOLE                   100000        0        0
HILLENBRAND INDS INC           COM              431573104    69325  1429400 SH       SOLE                  1429400        0        0
ISHARES TR                     PUT              464287955   172152  2400000 SH  PUT  SOLE                  2400000        0        0
MICROSOFT CORP                 CALL             594918904   174750  7500000 SH  CALL SOLE                  7500000        0        0
MIRANT CORP NEW                COM              60467R100   100788  3760800 SH       SOLE                  3760800        0        0
MIRANT CORP NEW                CALL             60467R900   168840  6300000 SH  CALL SOLE                  6300000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    13874   507300 SH       SOLE                   507300        0        0
NRG ENERGY INC                 COM NEW          629377508    15898   330000 SH       SOLE                   330000        0        0
NTL INC DEL                    COM              62941W101   307348 12343356 SH       SOLE                 12343356        0        0
NTL INC DEL                    CALL             62941W901     8715   350000 SH  CALL SOLE                   350000        0        0
R H DONNELLEY CORP             COM NEW          74955W307   152282  2816399 SH       SOLE                  2816399        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105    57135  1862900 SH       SOLE                  1862900        0        0
ROTECH HEALTHCARE INC          COM              778669101     9322  2479300 SH       SOLE                  2479300        0        0
U STORE IT TR                  COM              91274F104    31687  1680200 SH       SOLE                  1680200        0        0
USA MOBILITY INC               COM              90341G103    14142   851979 SH       SOLE                   851979        0        0
UST INC                        PUT              902911956    79534  1760000 SH  PUT  SOLE                  1760000        0        0